Legal Proceedings	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings	NOTE 11 – LEGAL PROCEEDINGS We are not presently a party to any litigation.	NOTE 11 – LEGAL PROCEEDINGS We are not presently a party to any litigation.